Pensions and post-retirement benefits - Disclosure of actuarial valuation of schemes (Details) - UKRF - UK - GBP (£) £ in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Mortality assumption, percentage	60.00%
Actuarial assumption of key financial assumptions | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	5.44%	4.49%
Inflation rate (RPI)	3.32%	3.17%
Life expectancy at 60 for current pensioners, males | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumed life expectancy at 60	26 years 6 months	26 years 6 months
Life expectancy at 60 for current pensioners, females | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumed life expectancy at 60	29 years 4 months 24 days	29 years 3 months 18 days
Life expectancy at 60 for future pensioners at 40 years, males | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumed life expectancy at 60	28 years	28 years
Life expectancy at 60 for future pensioners at 40 years, females | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumed life expectancy at 60	30 years 9 months 18 days	30 years 8 months 12 days
Life expectancy at 60 for remaining population of the membership | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumed life expectancy at 60	60 years
Life expectancy at 60 for remaining population of the membership | Pension defined benefit plans | Low
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumed life expectancy at 60	26 years 3 months 18 days
Life expectancy at 60 for remaining population of the membership | Pension defined benefit plans | High
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumed life expectancy at 60	29 years 4 months 24 days
0.5% change in discount rate per annum | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligation	£ (1.0)	£ (1.2)
(Decrease)/Increase in UKRF defined benefit obligation	£ 1.1	1.3
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
0.25% change in discount rate per annum | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligation	£ (0.5)	(0.6)
(Decrease)/Increase in UKRF defined benefit obligation	£ 0.5	0.6
Percentage of reasonably possible increase in actuarial assumption	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%
0.5% change in RPI per annum | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligation	£ 0.7	0.8
(Decrease)/Increase in UKRF defined benefit obligation	£ (0.7)	(0.8)
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
0.25% change in RPI per annum | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligation	£ 0.3	0.4
(Decrease)/Increase in UKRF defined benefit obligation	£ (0.4)	(0.4)
Percentage of reasonably possible increase in actuarial assumption	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%
Change in life expectancy by one year | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligation	£ 0.5	0.6
(Decrease)/Increase in UKRF defined benefit obligation	£ (0.5)	£ (0.6)
Increase in actuarial assumption, duration	1 year
Decrease in actuarial assumption, duration	1 year